Debentures - Schedule of Activity Related to the Debentures (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Activity Related to the Debentures [Abstract]
Beginning Balance	R$ 10,376	R$ 42,832	R$ 42,832
Interest incurred	758		4,809
Amortization of transaction costs	38	R$ 170	292
Principal payments	(396)		(31,911)
Interest payments	(7,981)		(5,646)
Ending Balance	R$ 2,795		R$ 10,376